Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Earnings per share [abstract]
Net Earnings (Loss)	$ 587	$ (2,379)	[1]	$ 2,194	[1]
Effect of Cumulative Dividends on Preferred Shares	(34)	0		0
Net Earnings (Loss) – Basic and Diluted	$ 553	$ (2,379)		$ 2,194
Basic – Weighted Average Number of Shares (in shares)	2,016.2	1,228.9		1,228.8
Dilutive Effect of Warrants (in shares)	27.6	0.0		0.0
Dilutive Effect of Net Settlement Rights (in shares)	1.3	0.0		0.6
Diluted – Weighted Average Number of Shares (in shares)	2,045.1	1,228.9		1,229.4
Net Earnings (Loss) Per Share — Basic (CAD per share)	$ 0.27	$ (1.94)	[1]	$ 1.78	[1]
Net Earnings (Loss) Per Share — Diluted (CAD per share)	$ 0.27	$ (1.94)	[1]	$ 1.78	[1]

[1]	See Note 3(w) for revisions to comparative results.